Income tax - Reconciliation of income tax (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Net result for the year before tax	kr (839,653)	kr (576,677)	kr 625,051
Corporate tax rate in Denmark	22.00%	22.00%	22.00%
Expected tax benefit/(expenses)	kr 184,724	kr 126,869	kr (137,511)
Adjustment for foreign tax rates	(769)	0	0
Adjustment for non-deductible expenses	1,927	(947)	(65)
Adjustment for non-taxable income	(6,844)	964	0
Adjustment for exercised warrants	11,522	(1,653)	(2,228)
Adjustment for R&D extra deduction	(8,811)	1,676	1,427
Tax effect on exercise of warrants	(5,592)	6,092	8
Tax effect on expired warrants	(118)	175	151
Warrant - share price development	(3,425)	4,050	0
Adjustment to prior years	931	0	0
Change in tax assets (not recognized)	(180,621)	(132,090)	94,445
Total income tax expense/benefit	kr (7,076)	kr 5,136	kr (43,773)